SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets
Power purchase agreement ("PPA")	Over the estimated useful lives
Technical know-how	10 years
Computer software	1-10 years

Summary of the Company's other operating income, net

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Net gain on disposal of solar power systems	—	—	(47,899)
Net loss on disposal of property, plant and equipment	1,478	1,801	8,094
Government grants	(5,801)	(7,193)	(2,734)

	(4,323)	(5,392)	(42,539)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers
	At December 31, 2015	At December 31, 2016
	$	$
Supplier A	18,260	18,260
Supplier B	9,086	—